ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 3,165,668	$ 4,054,300
Other tax payables	40,654	93,282
Other	1,758,571	2,802,190
Total	$ 4,964,893	$ 6,949,772